Geneva SMID Cap Growth Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Apparel Retailers - 2.7%
Burlington Stores, Inc. (a)	5,041	$1,150,709
Building Climate Control - 7.3%
AAON, Inc.	17,863	1,720,028
Watsco, Inc.	3,146	1,395,471
		3,115,499
Building Materials Other - 1.8%
Trex Co., Inc. (a)	13,567	757,988
Building, Roofing/Wallboard and Plumbing - 2.5%
Advanced Drainage Systems, Inc.	9,761	1,073,320
Computer Services - 1.5%
EPAM Systems, Inc. (a)	3,637	634,620
Consumer Services Misc. - 7.8%
Copart, Inc. (a)	31,598	1,626,665
Rollins, Inc.	29,179	1,670,498
		3,297,163
Defense - 5.4%
Axon Enterprise, Inc. (a)	3,073	2,305,856
Diversified Retailers - 2.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	10,133	1,129,323
Electronic Equipment Gauges and Meters - 3.3%
Keysight Technologies, Inc. (a)	8,915	1,400,012
Engineering and Contracting Services - 3.5%
Exponent, Inc.	19,385	1,479,851
Food Products - 1.2%
J & J Snack Foods Corp.	4,550	524,024
Insurance Brokers - 3.1%
Ryan Specialty Holdings, Inc.	18,168	1,300,284
Investment Services - 1.2%
MarketAxess Holdings, Inc.	2,385	516,138
Medical Equipment - 4.5%
Globus Medical, Inc. - Class A (a)	14,209	840,889
Repligen Corp. (a)	8,915	1,052,594
		1,893,483
Medical Services - 1.5%
Certara, Inc. (a)	54,620	620,483
Medical Supplies - 1.6%
Bio-Techne Corp.	13,939	674,648

Metal Fabricating - 4.5%
RBC Bearings, Inc. (a)	5,227	1,912,402
Nondurable Household Products - 2.8%
Church & Dwight Co., Inc.	11,993	1,179,032
Production Technology Equipment - 3.0%
Novanta, Inc. (a)	6,834	846,186
Onto Innovation, Inc. (a)	4,483	412,167
		1,258,353
Professional Business Support Services - 8.5%
ExlService Holdings, Inc. (a)	45,520	2,093,465
Fair Isaac Corp. (a)	880	1,519,126
		3,612,591
Property and Casualty Insurance - 3.1%
Kinsale Capital Group, Inc.	2,774	1,309,300
Real Estate Services - 2.8%
CoStar Group, Inc. (a)	16,408	1,206,972
Recreational Products - 2.5%
Pool Corp.	3,485	1,047,556
Semiconductors - 3.0%
Monolithic Power Systems, Inc.	1,911	1,264,891
Software - 11.2%
Descartes Systems Group, Inc. (a)	11,706	1,357,194
HubSpot, Inc. (a)	761	448,914
Tyler Technologies, Inc. (a)	3,308	1,908,683
Vertex, Inc. - Class A (a)	26,658	1,054,857
		4,769,648
Specialty Chemicals - 3.3%
Balchem Corp.	8,340	1,390,278
TOTAL COMMON STOCKS (Cost $36,831,178)		40,824,424

CONTINGENT VALUE RIGHTS - 0.0%(b)	Shares	Value
Health Care - 0.0%(b)
Abiomed - J&J(a)(c)	169	199
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		199

SHORT-TERM INVESTMENTS - 3.8%		Value
Money Market Funds - 3.8%	Shares
First American Government Obligations Fund - Class X, 4.23% (d)	1,601,533	1,601,533
TOTAL SHORT-TERM INVESTMENTS (Cost $1,601,533)		1,601,533
TOTAL INVESTMENTS - 100.1% (Cost $38,432,711)		42,426,156
Liabilities in Excess of Other Assets - (0.1)%		(28,223)
TOTAL NET ASSETS - 100.0%		$42,397,933

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $199 or 0.0% of net assets as of May 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Geneva Capital Management, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Assets
Common Stocks	$40,824,424	$–	$–	$40,824,424
Contingent Value Rights	–	–	199	199
Money Market Funds	1,601,533	–	–	1,601,533
Total Investments	$42,425,957	$–	$199	$42,426,156

Refer to the Schedule of Investments for further information on the classification of investments.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Geneva SMID Cap Growth Fund The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of 8/31/2024	$191
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	8
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 5/31/2025	$199
Net change in unrealized appreciation of Level 3 assets as of May 31, 2025	$8

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of its ownership of Abiomed, Inc. common stock. This Level 3 investment is deemed to be immaterial and does not require disclosure of the valuation techniques and inputs used. Level 3 investments totaled 0.00% of the Fund’s net assets.